Accounts payable	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Accounts payable
13.
Accounts payable

The Company receives credit from its suppliers for 30 and 45 days without charging interest, whereby the provider payment policy is to pay the maximum term granted. As of the date of these consolidated financial statements there is no supplier that represents more than 10% of its investments in productive assets and/or the total operating costs.

	December 31, 2022		December 31, 2023		December 31, 2024
Suppliers	Ps.	1,894,474	Ps.	1,808,751	Ps.	2,354,495
Others suppliers		90,021		109,472		182,759
Interest payable		288,457		420,048		456,599
Direct or short term employee benefits		108,987		116,924		165,189
Others		90,352		102,727		661,079
Total	Ps.	2,472,291	Ps.	2,557,922	Ps.	3,820,121

The balance of direct employee benefits corresponding principally of provisions of vacation pay, employee profit sharing, bonuses and others benefits.